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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08989

                            INDUSTRY LEADERS(R) FUND
               (Exact name of registrant as specified in charter)
             104 Summit Ave PO Box 80, Summit, New Jersey 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
             104 Summit Ave PO Box 80, Summit New Jersey 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (866)-459-2772 Date of fiscal year end: June 30, 2006

Date of reporting period: July 1, 2005 to June 30, 2006

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]
Industry
Leaders(R)
Fund




ANNUAL REPORT to SHAREHOLDERS

JUNE 30, 2006

[LOGO]
       CLAREMONT
       -----------------------------------
       Adviser to Industry Leaders(R) Fund

The Industry Leaders(R) Fund
Annual Report
June 30, 2006

Dear Shareholder:

During the past fiscal year, short term interest rates increased by more than 1.5% and the price of oil increased by 25%. Higher short-term borrowing, combined with the higher cost of petroleum, has slowed the economy's growth. These indicia of a slowing economy did not, however, adversely affect the equity markets or the Fund. The Fund had a positive return for 8 of the 12 months of the fiscal year.

During the past fiscal year, ending on June 30, 2006, shares of the Industry Leaders(R) Fund Class D increased in value by 10.08%, Class I by 10.06% and Class L by 10.49%. In that same period, the S&P 500 increased by 8.63% and the Lipper Large Core Equity Index increased by 9.11%. The Lipper Large Core Equity Index represents a peer group of mutual funds that Lipper considers similar to Industry Leaders(R) Fund. Lipper data appears in the Wall Street Journal (www.wsj.com) and USA Today (www.USAToday.com). Over the past 5 fiscal years, the Class I has outperformed the Lipper Large Core Equity Index by an average of 3.5% per annum.

Outlook

During the current fiscal year, the equity and fixed income markets should gain clarity from the Federal Reserve regarding short-term interest rate policy. We believe that the price of oil will remain volatile. Some economists believe that crude oil based inflation is impossible to curb with monetary policy, and that the Federal Reserve will over tighten monetary policy. The next 12 months will provide economists with a great deal of data and hopefully less volatility.

Investment Strategy

The Industry Leaders(R) Portfolio Strategy selects and allocates our portfolio, meaning that the portfolio manager's personal opinion of market direction can not affect the investment process. The Portfolio Strategy's process can not remove the ups and downs of the market, but in our opinion, our investment strategy holds a higher quality portfolio than the S&P 500. The "Blue Chip" portfolio maintained by the Industry Leaders(R) Portfolio Strategy prevents the Fund from investing in companies with "weak" balance sheets. Even though the Portfolio Strategy is disciplined and well balanced, there is no guarantee that it will perform as well in the near future as it has in the past.

We thank you for the privilege of managing your large core equity investments.


Gerald P. Sullivan
President

The following 8 pages contain historical performance charts and tables. The results from these performance tables are not audited by the Fund Auditor, but are provided by the Adviser as required by applicable law. Audited performance tables are found in the financial highlights section of the financial report, which follows page 8 of this report.

Performance Summary - Industry Leaders(R) Fund

                                  [LINE CHART]

--------------------------------------------------------------------------------

                    Growth of an Assumed $10,000 Investment
                            (from 3/17/99 to 6/30/06)

                               Industry    Industry
                              Leaders(R)  Leaders(R)
                                Fund -      Fund -        S&P        Lipper
        Value of $10,000        Class D     Class I    500 Index   Large Core
       Inception 3/17/99        10,000      10,000      10,000      10,000
           June 30, 1999        10,770      10,770      10,547      10,422
       December 31, 1999        10,401      10,419      11,360      11,296
           June 30, 2000        10,289      10,368      11,311      11,510
       December 31, 2000        10,308      10,366      10,326      10,464
           June 30, 2001        10,026      10,104       9,635       9,648
       December 31, 2001         9,781       9,864       9,099       9,121
           June 30, 2002         9,098       9,179       7,903       7,994
       December 31, 2002         8,281       8,370       7,089       7,184
           June 30, 2003         9,067       9,172       7,922       7,913
       December 31, 2003        10,584      10,721       9,121       8,966
           June 30, 2004        10,873      11,028       9,435       9,167
       December 31, 2004        11,717      11,875      10,113       9,709
           June 30, 2005        11,672      11,840      10,031       9,612
       December 31, 2005        12,309      12,490      10,610      10,264
           June 30, 2006        12,849      13,032      10,897      10,487
--------------------------------------------------------------------------------

All the data on this page represent past performance on a pre-tax basis, which cannot be used to predict future returns that may be achieved by the Fund. Note, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. After tax returns are presented at the end of the report.

                                   [BAR CHART]

--------------------------------------------------------------------------------

                          Total Investment Returns (%)
                            (from 3/17/99 to 6/30/06)

        Industry     Industry      Industry                      Lipper
       Leaders(R)   Leaders(R)    Leaders(R)                   Large Core
         Fund -       Fund -        Fund -        S&P 500     Equity Fund
        Class D      Class I       Class L        Index(R)       Index
             ILF        ILF           ILF           S&P         Lipper
           Class D    Class I       Class L      500 Index     Large Core
1999*      4.01%      4.19%          n/a         13.60%         12.96%
2000      -0.89%     -0.51%          n/a         -9.10%         -7.37%
2001      -5.11%     -4.84%          n/a        -11.88%        -12.83%
2002     -15.34%    -15.15%       -14.85%       -22.09%        -21.23%
2003      27.81%     28.10%        28.44%        28.67%         24.80%
2004      10.70%     10.76%        11.11%        10.87%          8.29%
2005       5.05%      5.18%         5.62%         4.91%          5.72%
2006**     4.39%      4.34%         4.52%         2.71%          2.17%
--------------------------------------------------------------------------------
*     Inception Class D and Class I 3/17/1999 (Class L Inception 11/30/01)
**    2006 through 6/30/06


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 1

                            Annual Investment Returns

             ILF        ILF           ILF           S&P          Lipper
           Class D    Class I       Class L      500 Index     Large Core
1999*      4.01%      4.19%          n/a         13.60%         12.96%
2000      -0.89%     -0.51%          n/a         -9.10%         -7.37%
2001      -5.11%     -4.84%          n/a        -11.88%        -12.83%
2002     -15.34%    -15.15%       -14.85%       -22.09%        -21.23%
2003      27.81%     28.10%        28.44%        28.67%         24.80%
2004      10.70%     10.76%        11.11%        10.87%          8.29%
2005       5.05%      5.18%         5.62%         4.91%          5.72%
2006**     4.39%      4.34%         4.52%         2.71%          2.17%

        *  Inception 3/17/99
       **  2006 through June 30, 2006

Cumulative Performance - Class D and Class I Shares

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                ILF         ILF           S&P          Lipper
        Value of $10,000       Class D     Class I      500 Index    Large Core
       Inception 3/17/99       10,000      10,000        10,000        10,000
           June 30, 1999       10,770      10,770        10,547        10,422
       December 31, 1999       10,401      10,419        11,360        11,296
           June 30, 2000       10,289      10,368        11,311        11,510
       December 31, 2000       10,308      10,366        10,326        10,464
           June 30, 2001       10,026      10,104         9,635         9,648
       December 31, 2001        9,781       9,864         9,099         9,121
           June 30, 2002        9,098       9,179         7,903         7,994
       December 31, 2002        8,281       8,370         7,089         7,184
           June 30, 2003        9,067       9,172         7,922         7,913
       December 31, 2003       10,584      10,721         9,121         8,966
           June 30, 2004       10,873      11,028         9,435         9,167
       December 31, 2004       11,717      11,875        10,113         9,709
           June 30, 2005       11,672      11,840        10,031         9,612
       December 31, 2005       12,309      12,490        10,610        10,264
           June 30, 2006       12,849      13,032        10,897        10,487


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 2

Cumulative Performance - Class L Share
Inception Date November 30, 2001

--------------------------------------------------------------------------------

                    Growth of an Assumed $10,000 Investment
                           (from 11/30/01 to 6/30/06)

                                  [LINE CHART]

                                 Industry
                                Leaders(R)                      Lipper
                                   Fund          S&P           Large Core
             Value of $10,000     Class L     500 Index    Equity Fund Index
            November 30, 2001     10,000       10,000           10,000
            December 31, 2001     10,245       10,088           10,113
                June 30, 2002      9,550        8,761            8,864
            December 31, 2002      8,724        7,859            7,966
                June 30, 2003      9,574        8,783            8,775
            December 31, 2003     11,204       10,112            9,942
                June 30, 2004     11,540       10,460           10,165
            December 31, 2004     12,449       11,211           10,766
                June 30, 2005     12,437       11,121           10,658
            December 31, 2005     13,148       11,762           11,381
                June 30, 2006     13,743       12,080           11,628
--------------------------------------------------------------------------------

This graph and following table, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500 Index(R) and the Lipper Large Core Equity Fund Index. Results include the reinvestment of dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

                                    ILF          S&P        Lipper
             Value of $10,000     Class L     500 Index   Large Core
            November 30, 2001     10,000       10,000       10,000
            December 31, 2001     10,245       10,088       10,113
                June 30, 2002      9,550        8,761        8,864
            December 31, 2002      8,724        7,859        7,966
                June 30, 2003      9,574        8,783        8,775
            December 31, 2003     11,204       10,112        9,942
                June 30, 2004     11,540       10,460       10,165
            December 31, 2004     12,449       11,211       10,766
                June 30, 2005     12,437       11,121       10,658
            December 31, 2005     13,148       11,762       11,381
                June 30, 2006     13,743       12,080       11,628


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 3

Comparative Performance

                  Comparative Average Annual Return Performance of The Industry Leaders(R) Fund Class D and Class I (a)(b)

                        ILF          ILF             S&P            Lipper
                      Class D      Class I        500 Index       Large Core
          1 Year       10.08%      10.06%           8.63%            9.11%
          3 Year       12.32%      12.42%          11.21%            9.84%
          5 Year        5.09%       5.22%           2.49%            1.68%
Since Inception*        3.50%       3.70%           1.18%            0.65%

      1 year period 6/30/05 to 6/30/06.
      3 year period 6/30/03 to 6/30/06.
      5 year period 6/30/01 to 6/30/06.
      *Inception date 3/17/99, From Inception 3/17/99 to 6/30/06.
(a)   Past performance is not indicative of future performance.
(b) Both Classes of the Industry Leaders(R) Fund are net of all expenses, versus the gross market benchmark of the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.

                 Comparative Average Annual Return Performance of The Industry Leaders(R) Fund Class L (a)(b)

                           ILF               S&P               Lipper
                         Class L          500 Index          Large Core
          1 Year         10.49%             8.63%               9.11%
         3 Years         12.80%             11.21%              9.84%
Since Inception*          7.19%             4.21%               3.35%

     1 year period 6/30/04 to 6/30/06.
     *Inception date 11/30/01, From Inception 11/30/01 to 6/30/06.
(a)   Past performance is not indicative of future performance.
(b) Industry Leaders(R) Fund Class L is net of all expenses, versus the gross market benchmark the S&P 500 Index(R). The Lipper Large Core Fund Index represents a basket of mutual funds and would represent performance that would be considered net of all expenses. Investors are reminded that when trying to achieve benchmark returns, investment management fees and transaction costs will be incurred.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 4

About the Fund's Expenses
(Unaudited)

As a shareholder of the Industry Leaders(R) Fund, you incur ongoing costs, including management fees and administration fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Industry Leaders(R) Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2006 through June 30, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Industry Leaders(R) Fund actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were incurred, your costs would have been higher.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 5

--------------------------------------------------------------------------------------------------------------------------------
Six Months Ended June 30, 2006
--------------------------------------------------------------------------------------------------------------------------------
                                             Beginning           Ending            Expenses        Annualized        Total
                                             Account             Account           Paid            Expense           Return
                                             Value               Value             During          Ratio
Industry Leaders(R) Fund                     January 1, 2006     June 30, 2006     Period*
--------------------------------------------------------------------------------------------------------------------------------
Based on Actual Fund Return (semi annual return - not annualized)
--------------------------------------------------------------------------------------------------------------------------------
Class I                                      $1,000.00           $1,043.35        $3.92            0.79%             4.34%
--------------------------------------------------------------------------------------------------------------------------------
Class L                                       1,000.00            1,045.20         1.88            0.38%             4.52%
--------------------------------------------------------------------------------------------------------------------------------
Based on Hypothetical  5% Yearly Return (annualized return)
--------------------------------------------------------------------------------------------------------------------------------
Class I                                      $1,000.00           $1,021.06        $3.95            0.79%             5.00%**
--------------------------------------------------------------------------------------------------------------------------------
Class L                                       1,000.00            1,023.13         1.90            0.38%             5.00%**
--------------------------------------------------------------------------------------------------------------------------------

*The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.79% for Class I Shares and 0.38% for Class L. The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.
** The 5.00%annualized rate of return is gross of fees.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Expense Ratios:  Industry Leaders(R) Fund compared to its peer group
--------------------------------------------------------------------------------
                                                          Average
                            Class I        Class L       Large-Cap
                            Shares          Shares       Core Fund*
--------------------------------------------------------------------------------
Industry Leaders(R) Fund    0.79%           0.38%          1.45%
--------------------------------------------------------------------------------
*Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2005.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 6

     Fund Portfolio Holdings- Broken down by Economic Sector
     (Unaudited)

--------------------------------------------------------------------------------

                              Industry Leaders Fund
                          Breakdown by Economic Sector
                                  June 30, 2006

                                   [PIE CHART]

Information Economy        16.7%
Manufacturing Economy      33.3%
Service Economy            49.4%
Cash                        0.6%

--------------------------------------------------------------------------------

After-Tax Returns (Unaudited)

The table on the following page presents returns for the Fund before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor paid taxes on the fund's distributions, and (2) assuming that an investor paid taxes on the fund's distributions and sold all the shares at the end of each period.

After-tax returns are calculated using the highest individual federal marginal income tax rates in effect at the time of the distributions (for 2005 35.0%) and hypothetical sales (for 2005 15.0%). These hypothetical transactions do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Such accounts are not subject to current taxes.

Finally keep in mind that a fund's performance- whether before or after taxes -does not indicate how it will perform in the future. The results are presented in calendar year format as required by the Securities and Exchange Commission.


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 7

Average Annual Total Returns
Periods Ended December 31, 2005
                                                                                                                    Since
Industry Leaders(R) Fund Class D                                     1 Year        3 Years       5 Years          Inception*
Return before Taxes                                                   5.05%         14.12%        3.61%             3.10%
Return After Taxes on Distributions                                   3.32%         12.81%        2.77%             2.26%
Return After Taxes on Distributions and
Sale of Fund Shares                                                   2.16%         9.48%         2.33%             1.94%

Industry Leaders(R) Fund Class I
Return before Taxes                                                   5.18%         14.28%        3.80%             3.33%
Return After Taxes on Distributions                                   3.44%         12.91%        2.80%             2.36%
Return After Taxes on Distributions and
Sale of Fund Shares                                                   2.23%          9.57%        2.37%             2.02%

S&P 500 Index***                                                      4.91%         14.38%        0.54%             0.87%
Lipper Large Core Equity Fund Index                                   5.72%         12.63%       -0.38%             0.38%

                                                                                                                    Since
Industry Leaders(R) Fund Class L                                      1 Year        3 Years       5 Years         Inception**
Return before Taxes                                                   5.62%         14.65%         n/a              6.93%
Return After Taxes on Distributions                                   3.65%         13.16%         n/a              5.75%
Return After Taxes on Distributions and
Sale of Fund Shares                                                   2.37%          9.78%         n/a              4.94%

S&P 500 Index(R)***                                                   4.91%         14.38%         n/a              4.05%
Lipper Large Core Equity Fund Index                                   5.72%         12.63%         n/a              3.22%

  * Class D & Class I inception date 3/17/99, from inception 3/17/99 to 12/31/05 ** Class L inception date 11/30/01, from inception 11/30/01 to 12/31/05
*** Reflects no deduction for fees, expenses, or taxes


                                          Industry Leaders(R) Fund Annual Report
                                                          June 30, 2006 - Page 8

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - 99.87%

-----------------------------------------------------------------------------------------------------------------------------------
Information Economy - 16.74%                                                                       Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Hardware - 8.21%
            -----------------------------------------------------------------------------------------------------------------------

                      Computer and Peripherals - 3.03%
                      Hewlett-Packard Company                                                       9,415                   298,267
                      International Business Machines Corporation                                   1,355                   104,091
                                                                                                                       ------------
                                                                                                                            402,358
                                                                                                                       ------------

                      Cisco Systems, Inc. (a)                                                      11,170                   218,150
                                                                                                                       ------------

                      Semiconductor - 3.07%
                      Intel Corporation                                                            15,850                   300,358
                      Texas Instruments Incorporated                                                3,560                   107,832
                                                                                                                       ------------
                                                                                                                            408,190
                                                                                                                       ------------
                      Semiconductor Capital Equipment - 0.47%
                      Applied Materials, Inc.                                                       3,870                    63,004
                                                                                                                       ------------

             Total Hardware                                                                                               1,091,702
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Media - 1.48%
            -----------------------------------------------------------------------------------------------------------------------
                     Newspaper  - 1.21%
                      Gannett Co., Inc.                                                             2,870                   160,519
                                                                                                                       ------------

                     Publishing - 0.27%
                      The McGraw-Hill Companies Inc.                                                  730                    36,668
                                                                                                                       ------------

             Total Media                                                                                                    197,187
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Software - 3.65%
            -----------------------------------------------------------------------------------------------------------------------
                      Computer Software & Services - 3.65%
                      Microsoft Corporation                                                        13,130                   305,929
                      Oracle Corporation (a)                                                       12,405                   179,748
                                                                                                                       ------------
             Total Software                                                                                                 485,677
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Telecommunications - 3.40%
            -----------------------------------------------------------------------------------------------------------------------
                      Telecommunications Services - 3.40%
                      AT&T Inc.                                                                     9,840                   274,438
                      Verizon Communications Inc.                                                   5,320                   178,167
                                                                                                                       ------------
             Total Telecommunications                                                                                       452,605
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Information Economy                                                                                                 2,227,171
-----------------------------------------------------------------------------------------------------------------------------------


Schedule of Investments Page 1, Annual Report page 9

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing Economy - 33.54%                                                                      Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Consumer Goods - 7.41%
            -----------------------------------------------------------------------------------------------------------------------
                      Apparel - 0.35%
                      VF Corporation                                                                  680                    46,186
                                                                                                                       ------------

                      Beverage (Alcoholic) - 0.34%
                      Anheuser-Busch Companies Inc.                                                   980                    44,678
                                                                                                                       ------------

                      Beverage (Soft Drinks) - 0.98%
                      Coca-Cola Company                                                             3,040                   130,781
                                                                                                                       ------------

                      Food Processing - 2.43%
                      Unilever NV                                                                   9,780                   220,539
                      Archer Daniels Midland Company                                                2,470                   101,962
                                                                                                                       ------------
                                                                                                                            322,501
                                                                                                                       ------------

                      Household Products - 1.93%
                      Procter & Gamble Company                                                      4,620                   256,872
                                                                                                                       ------------

                      Recreation - 0.95%
                      Carnival Corporation                                                          3,030                   126,472
                                                                                                                       ------------

                      Shoe - 0.27%
                      Nike Inc. - Class B                                                             440                    35,640
                                                                                                                       ------------

                      Toiletries/Cosmetics - 0.16%
                      The Estee Lauder Companies Inc.                                                 540                    20,882
                                                                                                                       ------------

             Total Consumer Goods                                                                                           984,012
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Energy - 10.46%
            -----------------------------------------------------------------------------------------------------------------------
                      Oilfield Services - 1.83%
                      Schlumberger Limited                                                          3,740                   243,511
                                                                                                                       ------------

                      Petroleum Integrated - 7.56%
                      Chevron Corporation                                                           4,508                   279,766
                      ConocoPhillips Company                                                        4,270                   279,813
                      Exxon Mobil Corporation                                                       4,528                   277,793
                      Occidential Petroleum Corporation                                             1,630                   167,157
                                                                                                                       ------------
                                                                                                                          1,004,529
                                                                                                                       ------------
                      Petroleum Producing - 1.07%
                      Apache Corporation                                                            2,086                   142,370
                                                                                                                       ------------

             Total Energy                                                                                                 1,390,410
                                                                                                                       ------------


Schedule of Investments Page 2, Annual Report page 10

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing Economy -continued                                                                    Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Industrial Materials - 15.22%
            -----------------------------------------------------------------------------------------------------------------------
                      Aerospace & Defense - 1.79%
                      The Boeing Company                                                            2,910                   238,358
                                                                                                                       ------------
                      Auto Parts OEM - 0.75%
                      Johnson Controls, Inc.                                                        1,210                    99,486
                                                                                                                       ------------

                      Cement & Aggregates - 0.13%
                      Vulcan Materials Company                                                        230                    17,940
                                                                                                                       ------------

                      Chemical Basic - 0.87%
                      The Dow Chemical Company                                                      2,970                   115,919
                                                                                                                       ------------

                      Chemical Diversified - 0.95%
                      3M Company                                                                    1,570                   126,809
                                                                                                                       ------------

                      Chemical Specialty - 0.81%
                      Praxair, Inc.                                                                 1,990                   107,460
                                                                                                                       ------------

                      Diversified - 2.71%
                      Honeywell International Inc.                                                  1,520                    61,256
                      United Technologies Corporation                                               4,710                   298,708
                                                                                                                       ------------
                                                                                                                            359,964
                                                                                                                       ------------
                      Electrical Equipment - 3.35%
                      Emerson Electric Co.                                                          1,740                   145,829
                      General Electric Company                                                      9,085                   299,442
                                                                                                                       ------------
                                                                                                                            445,271
                                                                                                                       ------------


Schedule of Investments Page 3, Annual Report page 11

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing Economy -continued                                                                    Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Industrial Materials - Continued
            -----------------------------------------------------------------------------------------------------------------------
                      Furniture/Home Furnishing - 0.24%
                      Leggett & Platt, Incorporated                                                 1,300                    32,474
                                                                                                                       ------------

                      Gold/Silver Mining - 0.66%
                      Barrick Gold Corporation                                                      2,950                    87,320
                                                                                                                       ------------

                      Machinery - 1.27%
                      Caterpillar Inc.                                                              2,270                   169,069
                                                                                                                       ------------

                      Metal Fabricating - 0.64%
                      Illinois Tool Works Inc.                                                      1,800                    85,500
                                                                                                                       ------------

                      Metals & Mining - 0.86%
                      Alcoa Inc.                                                                    3,520                   113,907
                                                                                                                       ------------

                      Steel General - 0.19%
                      Nucor Corporation                                                               460                    24,955
                                                                                                                       ------------

             Total Industrial Materials                                                                                   2,024,432
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Utilities - 0.45%
            -----------------------------------------------------------------------------------------------------------------------
                      Natural Gas Distribution - 0.42%
                      KeySpan Corporation                                                           1,370                    55,348
                                                                                                                       ------------

                      Water Utilities - 0.03%
                      California Water Service Group                                                  120                     4,289
                                                                                                                       ------------

             Total Utilities                                                                                                 59,637
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Manufacturing Economy                                                                                               4,458,491
-----------------------------------------------------------------------------------------------------------------------------------


Schedule of Investments Page 4, Annual Report page 12

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Service Economy - 49.59%                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Business Services - 1.99%
            -----------------------------------------------------------------------------------------------------------------------
                      Advertising - 0.18%
                      Omnicom Group Inc.                                                              270                    24,054
                                                                                                                       ------------

                      Air Transport - 1.07%
                      United Parcel Service of America, Inc. - Class B                              1,725                   142,019
                                                                                                                       ------------

                      Building Materials - 0.28%
                      Fluor Corporation                                                               400                    37,172
                                                                                                                       ------------

                      Industrial Services - 0.46%
                      Cintas Corporation                                                            1,550                    61,628
                                                                                                                       ------------

             Total Business Services                                                                                        264,873
                                                                                                                       ------------
            -----------------------------------------------------------------------------------------------------------------------
            Consumer Services - 6.57%
            -----------------------------------------------------------------------------------------------------------------------
                      Building Supplies - 1.20%
                      The Home Depot, Inc.                                                          4,450                   159,266
                                                                                                                       ------------

                      Food Wholesalers - 0.26%
                      SYSCO Corporation                                                             1,145                    34,991
                                                                                                                       ------------

                      Pharmacy Services - 1.01%
                      Walgreen Company                                                              3,000                   134,520
                                                                                                                       ------------

                      Restaurant - 0.85%
                      McDonald's Corporation                                                        3,360                   112,896
                                                                                                                       ------------

                      Retail Stores - 3.25%
                      Target Corporation                                                            2,710                   132,438
                      Wal-Mart Stores Inc.                                                          6,215                   299,377
                                                                                                                       ------------
                                                                                                                            431,815
                                                                                                                       ------------
             Total Consumer Services                                                                                        873,488
                                                                                                                       ------------


Schedule of Investments Page 5, Annual Report page 13

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Service Economy - 49.59% - continued                                                                Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Financial Services - 29.65%
            -----------------------------------------------------------------------------------------------------------------------
                      Banks - 8.11%
                      Bank of America Corporation                                                   5,930                   285,233
                      JP Morgan Chase & Co.                                                         6,632                   278,544
                      Wachovia Corporation                                                          5,520                   298,522
                      Wells Fargo & Co.                                                             3,210                   215,327
                                                                                                                       ------------
                                                                                                                          1,077,626
                                                                                                                       ------------
                      Financial Services Diversified  - 8.37%
                      American Express Company                                                      5,760                   306,547
                      American International Group, Inc.                                            5,225                   308,536
                      Citigroup Inc.                                                                5,661                   273,087
                      The Hartford Financial Services Group, Inc.                                   2,650                   224,190
                                                                                                                       ------------
                                                                                                                          1,112,360
                                                                                                                       ------------
                      Insurance - Life - 2.83%
                      MetLife Inc.                                                                  5,500                   281,655
                      Prudential Financial Inc.                                                     1,210                    94,017
                                                                                                                       ------------
                                                                                                                            375,672
                                                                                                                       ------------
                      Insurance Property & Casualty - 5.55%
                      Allstate Insurance Company                                                    5,125                   280,491
                      Berkshire Hathaway Inc "B" (a)                                                   98                   298,214
                      Chubb Corporation                                                             3,190                   159,181
                                                                                                                       ------------
                                                                                                                            737,886
                                                                                                                       ------------
                      Securities Brokerage - 3.39%
                      Merrill Lynch & Co.                                                           4,350                   302,586
                      Morgan Stanley                                                                2,350                   148,544
                                                                                                                       ------------
                                                                                                                            451,130
                                                                                                                       ------------
                      Thrift - 1.40%
                      Golden West Financial Corporation                                             2,500                   185,500
                                                                                                                       ------------
             Total Financial Services                                                                                     3,940,174
                                                                                                                       ------------


Schedule of Investments Page 6, Annual Report page 14

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Schedule of Investments - June 30, 2006
Common Stocks - continued

-----------------------------------------------------------------------------------------------------------------------------------
Service Economy - continued                                                                        Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------------
            -----------------------------------------------------------------------------------------------------------------------
            Healthcare Services - 11.38%
            -----------------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.98%
                      Amgen Inc. (a)                                                                2,000                   130,460
                                                                                                                       ------------

                      Drugs - 4.25%
                      Eli Lilly & Co.                                                               2,490                   137,622
                      Merck & Co. Inc.                                                              3,660                   133,334
                      Pfizer Inc.                                                                  12,505                   293,492
                                                                                                                       ------------
                                                                                                                            564,448
                                                                                                                       ------------
                      Managed Care - 2.19%
                      UnitedHealth Group Incorporated                                               6,508                   291,428
                                                                                                                       ------------

                      Medical Supplies - 3.96%
                      Abbott Laboratories, Inc.                                                     5,040                   219,794
                      Johnson & Johnson                                                             5,110                   306,191
                                                                                                                       ------------
                                                                                                                            525,985
                                                                                                                       ------------

             Total Healthcare Services                                                                                    1,512,321
                                                                                                                       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Service Economy                                                                                                     6,590,856
-----------------------------------------------------------------------------------------------------------------------------------

===================================================================================================================================
Total Common Stock                                                                                                       13,276,518
===================================================================================================================================
 (Cost $12,204,860)
                                                                                                Principal
 Money Market Securities - 0.64%                                                                   Amount
 Fiduciary Money Market Fund, 2.00% (b)                                                            85,732                    85,732
 (Cost $85,732)

===================================================================================================================================
TOTAL INVESTMENTS - 100.51%                                                                                              13,362,250
===================================================================================================================================
 (Cost $12,290,592)

 LIABILITIES IN EXCESS OF OTHER ASSETS -0.51%                                                                               (67,250)
                                                                                                                       ------------
===================================================================================================================================
NET ASSETS - 100%                                                                                                        13,295,000
===================================================================================================================================

(a)   Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at June 30, 2006
Sector breakdowns provided by Morningstar


Schedule of Investments Page 7, Annual Report page 15

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund                                           June 30, 2006
Statement of Assets & Liabilities

-------------------------------------------------------------------------------------------------------
Assets
-------------------------------------------------------------------------------------------------------
Investment in Securities ($12,290,592)                                                     $ 13,362,250
Cash                                                                                              1,000
Dividends receivable                                                                             13,490
Receivable for investments sold                                                                 436,668
                                                                                           ------------
   Total assets                                                                              13,813,408

-------------------------------------------------------------------------------------------------------
Liabilities
-------------------------------------------------------------------------------------------------------
Accrued investment advisory fee payable                             $      3,214
Accrued administration fee payable                                         4,375
Payable for investments purchased                                        510,819
                                                                    ------------

   Total liabilities                                                                            518,408
                                                                                           ------------

                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Net Assets                                                                                 $ 13,295,000
-------------------------------------------------------------------------------------------============

-------------------------------------------------------------------------------------------------------
Net Assets consist of:
-------------------------------------------------------------------------------------------------------
Paid in capital                                                                            $ 12,262,706
Accumulated net realized loss on investments                                                    (39,364)
Net unrealized appreciation on investments                                                    1,071,658
                                                                                           ------------

                                                                                           ------------
-------------------------------------------------------------------------------------------------------
Net Assets                                                                                 $ 13,295,000
-------------------------------------------------------------------------------------------============

-------------------------------------------------------------------------------------------------------
Class D:
-------------------------------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                                             ============
   price per share ($2,495,488 / 228,060 shares)                                           $      10.94
                                                                                           ============

-------------------------------------------------------------------------------------------------------
Class I:
-------------------------------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                                             ============
   price per share ($8,116,460 / 749,268 shares)                                           $      10.83
                                                                                           ============

-------------------------------------------------------------------------------------------------------
Class L:
-------------------------------------------------------------------------------------------------------
Net Asset Value, offering price and redemption                                             ============
   price per share ($2,683,052 / 241,635 shares)                                           $      11.10
                                                                                           ============


Annual Report page 16

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Statement of Operations for fiscal year ending June 30, 2006


-------------------------------------------------------------------------------------------------------
Investment Income
-------------------------------------------------------------------------------------------------------
Dividend income                                                                            $    176,771
Interest income                                                                                   3,665
                                                                                           ------------
Total Income                                                                                    180,436

-------------------------------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------------------------------
Administration fee - Class D                                        $     11,785
Administration fee - Class I                                              18,865
Administration fee - Class L                                               2,026
Investment advisory fee                                                   26,363
                                                                    ------------
Total operating expenses                                                                         59,039
                                                                                           ------------
Net Investment Income                                                                           121,397
                                                                                           ------------

-------------------------------------------------------------------------------------------------------
Realized & Unrealized Gain (Loss)
-------------------------------------------------------------------------------------------------------
Net realized gain on investment securities                               217,334
Change in net unrealized appreciation
    on investment securities                                             317,260
                                                                    ------------
Net gain (loss) on investment securities                                                        534,594
                                                                                           ------------
Net increase in net assets resulting from operations                                       $    655,991
                                                                                           ============


Annual Report page 17

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Statements of Changes in Net Assets

                                                                  Year ended            Year ended
                                                                    June 30,            June 30,
                                                                     2006                 2005
                                                                 ------------         ------------
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
Operations
--------------------------------------------------------------------------------------------------
   Net investment income                                         $    121,397         $    113,957
   Net realized gain on investment securities                         217,334              396,402
   Change in net unrealized appreciation                              317,260               34,847
                                                                 ------------         ------------
   Net increase in net assets resulting from operations               655,991              545,206
                                                                 ------------         ------------
--------------------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------
   From net investment income
   Class D                                                            (24,367)             (29,438)
   Class I                                                            (30,527)             (38,867)
   Class L                                                            (37,722)             (42,401)
   From net realized gain                                            (272,466)            (232,865)
   From return of capital Class D                                      (3,517)                  --
   From return of capital Class I                                      (4,483)                  --
   From return of capital Class L                                      (3,213)                  --
                                                                 ------------         ------------
   Total distributions                                               (376,295)            (343,571)
--------------------------------------------------------------------------------------------------
Share Transactions - net increase
--------------------------------------------------------------------------------------------------
   Class D
    Purchased                                                           6,000                   --
    Redeemed                                                               --               (4,885)
    Reinvested Dividends                                              113,354               97,341
                                                                 ------------         ------------
   Total Class D                                                      119,354               92,456
   Class I
    Purchased                                                       5,129,356                8,800
    Redeemed                                                              (10)            (103,190)
    Reinvested Dividends                                              143,932              125,399
                                                                 ------------         ------------
   Total Class I                                                    5,273,278               31,009
   Class L
    Purchased                                                         353,900              153,731
    Redeemed                                                         (542,878)             (79,912)
    Reinvested Dividends                                              119,009              120,831
                                                                 ------------         ------------
   Total Class L                                                      (69,969)             194,650
Net increase in net assets resulting
   from share transactions                                          5,322,663              318,115
                                                                 ------------         ------------
   Total increase (decrease) in net assets                          5,602,359              519,750

--------------------------------------------------------------------------------------------------
Net Assets
--------------------------------------------------------------------------------------------------
   Beginning of period                                              7,692,641            7,172,891
                                                                 ------------         ------------

                                                                 ------------         ------------
   End of period (including accumulated undistributed net        $ 13,295,000         $  7,692,641
      investment income of  $0 and $63,804 respectively)         ============         ============


Annual Report page 18

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class D
Financial Highlights

                                                    Year Ended        Year Ended       Year Ended       Year Ended       Year Ended
                                                      June 30,         June 30,         June 30,         June 30,         June 30,
                                                        2006             2005             2004             2003             2002
                                                     ---------        ---------        ---------        ---------        ---------
----------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $   10.43        $   10.15        $    8.54        $    8.66        $    9.61
                                                     ---------        ---------        ---------        ---------        ---------
Income from investment operations
   Net investment income (a)                              0.13             0.14             0.10             0.09             0.08
   Net realized and unrealized gain / (loss)              0.90             0.61             1.60            (0.13)           (0.96)
                                                     ---------        ---------        ---------        ---------        ---------
Total from investment operations                          1.03             0.75             1.70            (0.04)           (0.88)
                                                     ---------        ---------        ---------        ---------        ---------
Distributions
  Net investment income                                  (0.11)           (0.14)           (0.09)           (0.08)           (0.07)
  Net realized gains                                     (0.39)           (0.33)              --               --               --
  From return of capital                                 (0.02)              --               --               --               --
                                                     ---------        ---------        ---------        ---------        ---------
Total Distributions                                      (0.52)           (0.47)           (0.09)           (0.08)           (0.07)

----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $   10.94        $   10.43        $   10.15        $    8.54        $    8.66
                                                     =========        =========        =========        =========        =========
----------------------------------------------------------------------------------------------------------------------------------

Total Return                                             10.08%            7.35%           19.92%           (0.35)%          (9.16)%

Ratios and Supplemental Data
Net assets, end of period (000)                      $   2,495        $   2,261        $   2,111        $   1,832        $   1,017
Ratio of expenses to average net assets                   0.79%            0.79%            0.86%            0.95%            0.95%
   after expense waiver
Ratio of expenses to average net assets                   0.79%            0.79%            0.95%            0.95%            0.95%
   before expense waiver
Ratio of net investment income to
   average net assets                                     1.22%            1.38%            1.00%            1.11%            0.85%
Portfolio turnover rate                                  36.67%           72.95%           63.87%           64.13%           65.53%


Annual Report page 19
(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class I
Financial Highlights

                                                    Year Ended      Year Ended       Year Ended       Year Ended       Year Ended
                                                     June 30,        June 30,         June 30,         June 30,         June 30,
                                                       2006            2005             2004             2003             2002
                                                    ---------        ---------        ---------        ---------        ---------
---------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $   10.33        $   10.06        $    8.46        $    8.58        $    9.65
                                                    ---------        ---------        ---------        ---------        ---------
Income from investment operations
   Net investment income (a)                             0.14             0.14             0.12             0.11             0.11
   Net realized and unrealized gain / (loss)             0.88             0.61             1.59            (0.13)           (0.97)
                                                    ---------        ---------        ---------        ---------        ---------
Total from investment operations                         1.02             0.75             1.71            (0.02)           (0.86)
                                                    ---------        ---------        ---------        ---------        ---------
Distributions
  Net investment income                                 (0.11)           (0.15)           (0.11)           (0.10)           (0.21)
  Net realized gains                                    (0.39)           (0.33)              --               --               --
  From return of capital                                (0.02)              --               --               --               --
                                                    ---------        ---------        ---------        ---------        ---------
Total Distributions                                     (0.52)           (0.48)           (0.11)           (0.10)           (0.21)

---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $   10.83        $   10.33        $   10.06        $    8.46        $    8.58
                                                    =========        =========        =========        =========        =========
---------------------------------------------------------------------------------------------------------------------------------

Total Return                                            10.06%            7.36%           20.24%           (0.08)%          (8.91)%

Ratios and Supplemental Data
Net assets, end of period (000)                     $   8,116        $   2,817        $   2,714        $   1,772        $     959
Ratio of expenses to average net assets                  0.79%            0.79%            0.64%            0.70%            0.70%
   after expense waiver
Ratio of expenses to average net assets                  0.79%            0.79%            0.70%            0.70%            0.70%
   before expense waiver
Ratio of net investment income to
   average net assets                                    1.32%            1.38%            1.22%            1.36%            1.19%
Portfolio turnover rate                                 36.67%           72.95%           63.87%           64.13%           65.53%


Annual Report page 20
(a) Per share amounts were calculated using the average shares method

See accompanying notes which are an integral part of the financial statements.

Industry Leaders(R) Fund
Class L
Financial Highlights

                                                                                                                       Period
                                                 Year Ended       Year Ended       Year Ended      Year Ended          ended
                                                   June 30,         June 30,         June 30,        June 30,         June 30,
                                                    2006             2005             2004             2003            2002(a)
                                                  ---------        ---------        ---------        ---------        ---------
-------------------------------------------------------------------------------------------------------------------------------
Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   10.61        $   10.31        $    8.67        $    8.79        $    9.21
                                                  ---------        ---------        ---------        ---------        ---------
Income from investment operations
   Net investment income (b)                           0.18             0.19             0.14             0.14             0.07
   Net realized and unrealized gain / (loss)           0.91             0.62             1.63            (0.13)           (0.48)
                                                  ---------        ---------        ---------        ---------        ---------
Total from investment operations                       1.09             0.81             1.77             0.01            (0.41)
                                                  ---------        ---------        ---------        ---------        ---------
Distributions
  Net investment income                               (0.19)           (0.18)           (0.13)           (0.13)           (0.01)
  Net realized gains                                  (0.39)           (0.33)              --               --               --
  From return of capital                              (0.02)              --               --               --               --
                                                  ---------        ---------        ---------        ---------        ---------
Total Distributions                                   (0.60)           (0.51)           (0.13)           (0.13)           (0.01)

-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   11.10        $   10.61        $   10.31        $    8.67        $    8.79
                                                  =========        =========        =========        =========        =========
-------------------------------------------------------------------------------------------------------------------------------

Total Return                                          10.49%            7.78%           20.54%            0.26%           (4.45)%(c)

Ratios and Supplemental Data
Net assets, end of period (000)                   $   2,683        $   2,672        $   2,347        $   1,603        $   1,587
Ratio of expenses to average net assets                0.38%            0.38%            0.38%            0.38%           0.38%(d)
Ratio of net investment income to
   average net assets                                  1.62%            1.79%            1.47%            1.71%           1.22%(d)
Portfolio turnover rate                               36.67%           72.95%           63.87%           64.13%           65.53%


Annual Report page 21

(a)   November 30, 2001 (date of new share class availability) to June 30, 2002.
(b)   Per share amounts were calculated using the average shares method
(c)   For periods of less than a full year, total returns are not annualized.
(d)   Annualized

See accompanying notes which are an integral part of the financial statements.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

NOTE 1. ORGANIZATION

      Industry Leaders(R) Fund (the "Fund" or "Trust") was organized as a Delaware statutory trust, on December 13, 1995 and commenced operations on March 17, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund's investment objective is to provide long-term capital appreciation. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of separate series without par value.

      The Fund is currently authorized to distribute three classes of shares, Class D, Class I, and Class L each of which has equal rights as to assets and voting privileges but may be subject to differing expenses (see Note 3). Income and realized/unrealized gains/losses are allocated to each class based on relative share balances.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation- The Fund's investments are valued based on the last reported sales price on the day of valuation. When reliable market quotations are not readily available for any security, the value of that security will be based on its "fair value" by the committee ("Pricing Committee") established by the Fund's Procedures for Determining Net Asset Value. The members of the Pricing Committee are appointed by, and the Pricing Committee reports directly to, the Fund's Board of Trustees. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Fund has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Fund's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations.

      Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Trust's Adviser, Claremont Investment Partners(R) ("Adviser"), LLC believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review by the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized-cost method of valuation, which the Board has determined will represent fair value.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes/Dividends and Distributions - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

Estimates - Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (including accrued income, receivables and contingent liabilities and disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Accounting principles generally accepted in the United States of America require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in-capital and / or realized gains / losses. For the fiscal year ended June 30, 2006, return of capital of $11,213 was reclassified to paid-in-capital, and $92,585 of undistributed net investment income was reclassified to accumulated undistributed capital gain.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund retains the Adviser to manage the Fund's investments. The Adviser is organized as a Delaware limited liability company and its President and Portfolio Manager is Gerald P. Sullivan who is primarily responsible for the day-to-day management of the Fund's portfolio.

      Under the terms of the management agreement, between the Adviser and the Fund, the Adviser manages the Fund's investments under the oversight of the Board of Trustees. For its services under this agreement, the Adviser is entitled to receive a fee of 0.30% of the average daily net assets of the Fund. For the fiscal year period ending June 30, 2006, the Adviser received from the Fund a fee of $26,363 for investment management services.

The Adviser also provides certain administration services to the Fund pursuant to the terms of an administration agreement between the Fund and the Adviser and is entitled to receive a fee for its services based on the average net assets for each of the Fund's classes of shares. For its services under this agreement, the Adviser is entitled to receive a fee of 0.49% of the average daily net assets of Class D and I Shares. The Adviser is entitled to receive a fee of 0.08% of the average daily net assets of Class L Shares. For the fiscal year period ending June 30, 2006, the Adviser received from the Fund a fee of $32,676 for administration services.

      Other than as set forth above, the Adviser pays all of the other expenses of the Fund except expenses associated with the purchase and sale of portfolio securities. Certain officers of the Fund are also officers of the Adviser and shareholders of the Fund.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

NOTE 4. SHARE TRANSACTIONS

      As of June 30, 2006, the Fund was authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. Paid in capital on June 30, 2006 was $12,262,706. As of June 30, 2004, Class D Shares are no longer offered for sale to new accounts.

Transactions in shares were as follows:

                                        Year ended                             Year ended
                                       June 30, 2006                        June 30, 2005
                                   Shares           Dollars            Shares           Dollars
Class D:
Shares Sold                           545             6,000                --                --
Shares issued in
reinvestment of dividend           10,734           113,354             9,288            97,341
Shares Redeemed                                                          (477)           (4,885)
                              -----------       -----------       -----------       -----------
Total                              11,279       $   119,354             8,811       $    92,456

                                        Year ended                             Year ended
                                       June 30, 2006                        June 30, 2005
                                   Shares           Dollars            Shares           Dollars
Class I:
Shares Sold                       462,791         5,129,356               869             8,800
Shares issued in
reinvestment of dividend           13,760           143,932            12,081           125,399
Shares Redeemed                        (1)              (10)           (9,971)         (103,190)
                              -----------       -----------       -----------       -----------
Total                             476,550       $ 5,273,278             2,979       $    31,009

                                        Year ended                             Year ended
                                       June 30, 2006                        June 30, 2005
                                   Shares           Dollars            Shares           Dollars
Class L:
Shares Sold                        32,856           353,900            15,010           153,731
Shares issued in
reinvestment of dividend           11,122           119,009            11,356           120,831
Shares Redeemed                   (48,837)         (542,878)           (7,592)          (79,912)
                              -----------       -----------       -----------       -----------
Total                              (4,859)      ($   69,969)           18,774       $   194,650

NOTE 5. INVESTMENTS

      For the fiscal year period ending June 30, 2006, purchases and sales of investment securities, other than short-term investments, aggregated $8,394,841 and $3,325,589, respectively. As of June 30, 2006, the gross unrealized appreciation for all securities on a tax basis totaled $1,379,394 and the gross unrealized depreciation for all securities totaled $347,100 for a net unrealized appreciation of $1,032,294. The aggregate cost of securities for federal income tax purposes at June 30, 2006, was $12,329,956. The difference between book cost of securities and tax cost of securities is due to wash sales of $39,364.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

NOTE 6. RELATED PARTY TRANSACTIONS

      The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2006, Barry F. Sullivan, father of the Portfolio Manager, beneficially owns 78% and is deemed a control person.

NOTE 7. DISTRIBUTABLE EARNINGS

The tax character of distributions paid during fiscal years 2006 and 2005 were as follows:

Distributions paid from:                               2006                2005
Ordinary Income                                     $ 92,616            $110,706
Long-Term Capital Gain                               142,369               1,305
Short-Term Capital Gain                              130.097             231,560
                                                    --------            --------
Return of Capital                                     11,213
                                                    ========            ========
                                                    $376,295            $343,571
                                                    ========            ========

As of June 30, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income (Accumulated Loss)                      $        0
Undistributed Long-Term Capital Gain (Losses)                                  0
Unrealized Appreciation (Depreciation)                                 1,032,294
                                                                      ----------
                                                                      $1,032,294

The difference between book basis and tax basis unrealized appreciation / (depreciation) is attributable primarily to the tax deferral of wash sales.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

NOTE 8. TRUSTEES AND OFFICERS OF THE INDUSTRY LEADERS(R) FUND (UNAUDITED)

The table below sets forth certain information about the Trustees, none of whom are "interested persons" of the Trust. Additional information about the Trustees is available in the Trust's Statement of Additional Information ("SAI"), which is available without charge, upon request. Shareholders can request a copy of the SAI by calling (866) 459-2772.

-----------------------------------------------------------------------------------------------------
Independent Trustees
-----------------------------------------------------------------------------------------------------
                                                                                         Other
                                                                       Number of     Directorships
                              Position(s)           Principal          Portfolios       Held by
  Name, Address, and Age     Held with Trust      Occupation(s)         Overseen        Trustee*
                                                During Past 5 Years
-----------------------------------------------------------------------------------------------------
Richard Wellbrock**          Chairman of      Chairman of the               1             None
104 Summit Ave., Box 80      the Board of     Hilltop Community Bank
Summit, NJ 07902-0080        Trustees,        in Summit, NJ;
Born: 6/24/1937              Trustee and      Vice-Chairman of the
                             Member of        Raritan Valley
                             Nominating       Community College;
                             Committee        Vice-Chairman of the
                                              New Jersey Council of
                                              Community Colleges;
                                              Private Real Estate
                                              Investor.
-----------------------------------------------------------------------------------------------------
Chris Landsberg              Trustee,         Vice President, GFI           1             None
104 Summit Ave., Box 80      Member of        Group, Inc.
Summit, NJ 07902-0080        Nominating       (inter-bank broker)
Born:  12/9/1960             Committee
-----------------------------------------------------------------------------------------------------
Eric Mollman                 Trustee,         Telecom Consultant, NH        1             None
104 Summit Ave., Box 80      Member of        II, LLC; Vice
Summit, NJ 07902-0080        Audit Committee  President Finance,
Born:  8/17/1960                              Neoworld
                                              Communications, Inc.
                                              (wireless telecom
                                              company); Senior Vice
                                              President / Managing
                                              Director / Head of
                                              High Yield Research,
                                              Banc One Capital
                                              Markets
-----------------------------------------------------------------------------------------------------
Brendan Sachtjen             Trustee,         Senior Vice President,        1             None
104 Summit Ave., Box 80      Member of        Webster Bank; Senior
Summit, NJ 07902-0080        Nominating       Vice President,
Born:  12/28/1959            Committee        Independence Community
                                              Bank; Senior Vice
                                              President KeyBank
-----------------------------------------------------------------------------------------------------
Peter P. Schaffer            Trustee,         Financial                     1             None
104 Summit Ave., Box 80      Member of        Director/CFO, AT&T
Summit, NJ 07902-0080        Audit Committee  Finance
Born:  5/15/1962
-----------------------------------------------------------------------------------------------------
Robert Wellbrock**           Trustee,         Private Real Estate           1             None
104 Summit Ave., Box 80      Member of        Investor; Member of
Summit, NJ 07902-0080        Audit Committee  the Graduate School
Born:  10/28/1946                             Tax Faculty, Fairleigh
                                              Dickenson University;
                                              Financial Officer,
                                              Vemics, Inc. (computer
                                              software company);
                                              Consultant, American
                                              Standard Companies,
                                              Inc. (global
                                              diversified
                                              manufacturing)
-----------------------------------------------------------------------------------------------------

* The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.
**    Richard Wellbrock and Robert Wellbrock are brothers.

                            Industry Leaders(R) Fund
                          Notes to Financial Statements
                            June 30, 2006 - continued

The following table sets forth certain information about the Trust's officers.

------------------------------------------------------------------------------------------
Officers of the Industry Leaders(R) Fund
------------------------------------------------------------------------------------------
                                                  Position(s)           Principal
                   Name, Address, and Age        Held with Trust      Occupation(s)
                                                                    During Past 5 Years
------------------------------------------------------------------------------------------
Gerald P. Sullivan                               President,       Chief Investment
PO Box 80                                        Chief            Officer of Claremont
Summit, NJ 07902-0080                            Executive        Investment Partners(R),
Born: 9/12/1960                                  Officer, Chief   L.L.C.; Partner
                                                 Compliance       Roadhouse Group, LLC
                                                 Officer
------------------------------------------------------------------------------------------
Laura M.  Sullivan                               Secretary        Partner Roadhouse
PO Box 80                                                         Group, LLC
Summit, NJ 07902-0080
Born: 1/14/1963
------------------------------------------------------------------------------------------

NOTE 9. SECURITY PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 459-2772 and on the SEC's website at http://www.SEC.gov.

NOTE 10. BOARD APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

The Management Agreement ("Agreement") between the Trust and the Adviser continues in effect from year to year so long as it is specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or "interested persons" of any such party. The Agreement was most recently approved by the Board of Trustees at a meeting held on March 21, 2006. In connection with such approval, the Trustees considered their legal responsibilities and reviewed the nature and quality of the Adviser's services, experience and qualifications. Independent legal counsel was present for this discussion. The Board noted that the Fund has consistently outperformed its benchmark index over the past six years, that it is classified by Lipper as a "Lipper Leader" in four out of five categories and maintains a four star rating from Morningstar. Based on this, and other information, the Board concluded that the nature and quality of the advisory services provided by the Adviser supported continuation of the Agreement. The Board also considered the structure of the advisory fee, including the facts that the Fund's advisory fee was in the lowest 10% of its mutual fund peer group, the total expense ratio is in the lowest 20% and the Adviser has yet to make a profit on its management of the Fund after seven years. Based on this information, the Board concluded that the current advisory fee is fair and reasonable. Based on the fact that management of the Fund has not yet proved profitable for the Adviser, the Board did not believe that discussion of economies of scale was appropriate at the time. During its discussion, the Board also noted: the quality of additional services provided by the Adviser, including the fact that the Adviser pays all of the Fund's expenses apart from its advisory and administration fees; and that the Adviser may receive some additional benefit from its relationship with the Fund in its ability to market itself using the successful performance of the Fund, but the Boad did not feel that such benefit was significant enough to affect its analysis of the Agreement. The Board was also informed with respect to the fact that the investment strategy of the Fund is predicated on the use of the specific portfolio strategy for which the Adviser holds a patent, including the fact that shareholders had invested with the intention of investing in a Fund using that strategy. After reviewing this information and such other matters as the Trustees considered necessary to the exercise of their reasonable business judgment, the Board, including the Independent Trustees, unanimously approved the continuation of the Agreement.

                   [LETTERHEAD OF COHEN FUND AUDIT SERVICES]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees of
Industry Leaders(R) Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Industry Leaders(R) Fund as of June 30, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to June 30, 3004, were audited by another independent accounting firm who expressed unqualified opinions on those highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Industry Leaders(R) Fund as of June 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Cohen Fund Audit Services, Ltd.

COHEN FUND AUDIT SERVICES, LTD.
(f.k.a. Cohen McCurdy, Ltd.)
Westlake, Ohio
August 15, 2006

ITEM 2. CODE OF ETHICS.

Industry Leaders(R) Fund (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. The Fund has not made any amendments to its code of ethics during the covered period. The Fund has not granted any waivers from any provisions of the code of ethics during the covered period. The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the Fund at 1-866-459-2772.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Trustees (the "Trustees") has determined that Robert Wellbrock is the audit committee financial expert, as defined in Item 3 of Form N-CSR. Serving on its Audit Committee along with Mr. Wellbrock are Eric C. Mollman and Peter P. Schaffer. The members of the Audit Committee are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT AND NON-AUDIT FEES
------------------------

The SEC's auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund's independent accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund's independent accountants to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser that provides ongoing services to the Fund (the "Affiliated Service Providers"), if the services relate directly to the operations and financial reporting of the Fund. The tables below set forth for the Fund's fiscal years ended June 30, 2005 and June 30, 2006, respectively,
(i) the fees billed by the Fund's independent accountants for all audit and non-audit services provided directly to the Fund; (ii) the fees billed by the Fund's independent accountants for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required; and (iii) the aggregate fees billed by the Fund's independent accountants for non-audit services provided to the Fund and its Affiliated Service Providers. During those periods, the Fund's independent accountants did not provide any non-audit services to the Fund's Affiliated Service Providers.

Fees for audit and non-audit services provided directly to the Fund:

Audit fees: This category includes fees generated by all services performed to comply with generally accepted auditing standards. Certain services, such as tax services and accounting consultations, may not be billed as audit services. An appropriate allocation of fees for those services may be included in this category, however, to the extent that such services are necessary to comply with generally accepted auditing standards.

Audit-related fees. This category includes fees generated by assurance and related services that are traditionally performed by the auditor. These services include employee benefit plan audits, due diligence related mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation, and consultation concerning financial accounting and reporting standards.

Tax fees. This category includes fees for all services performed by professional staff in the auditor's tax division, except those services related to the audit. Companies should disclose fees for tax compliance, tax planning and tax advice in this category.

All other fees. This category will remain unchanged form that under the current proxy rules, except that fees, if any, generated by financial information systems implementation and design services will be discussed in this category. As described in a separate SEC Update new rules have included "financial information systems implementation and design" services among the non-audit services that auditors are prohibited from providing to their audit clients. As a result, the new rules have eliminated the corresponding disclosure category for these services.


                                    AUDIT-RELATED
                    AUDIT FEES        FEES($)      TAX FEES    ALL OTHER FEES
Fiscal Year Ended
June 30, 2005        $21,648            $0          $1,800          $0
Fiscal Year Ended
June 30, 2006        $21,900            $0          $2,000          $0

Fees for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required:

                                    AUDIT-RELATED
                    AUDIT FEES        FEES($)      TAX FEES    ALL OTHER FEES
                    ----------        -------      --------    --------------
Fiscal Year Ended
June 30, 2005             $0            $0            $0             $0

Fiscal Year Ended
June 30, 2006             $0            $0            $0             $0

Aggregate non-audit fees for services provided to the Fund and its Affiliated Service Providers, regardless of whether pre-approval was required.

AGGREGATE NON-AUDIT FEES($)
 ---------------------------

Fiscal Year Ended
June 30, 2005                      $0

Fiscal Year Ended
June 30, 2006                      $0


PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES
--------------------------------------------

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments included in Annual Report filed in response to Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not applicable to the Fund.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

(b) There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

(b) The certifications required by Rule 30a-2 under the Act, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund) The Industry Leaders(R) Fund
       -------------------------------------------------------------------------

By (Signature and Title)  /s/Gerald P. Sullivan
                          ------------------------------------------------------
                          Gerald P. Sullivan, President

Date September 8, 2006
     ----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Act, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Gerald P. Sullivan
                          ------------------------------------------------------
                          Gerald P. Sullivan, President

Date September 8, 2006
     ----------------------
By (Signature and Title)  /s/Gerald P. Sullivan
                          ------------------------------------------------------
                          Gerald P. Sullivan, Treasurer

Date September 8, 2006
     ----------------------



* Print the name and title of each signing officer under his or her signature.